Cover Page	3 Months Ended
Mar. 31, 2021
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q1
Entity Registrant Name	NUCANA PLC
Entity Central Index Key	0001709626
Current Fiscal Year End Date	--12-31